S000031365 [Member] Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	120 Months Ended	158 Months Ended	183 Months Ended	209 Months Ended	306 Months Ended	449 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	15.91%		11.33%	10.53%
Russell 1000®Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.37%		13.59%	14.59%
Columbia Dividend Opportunity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	15.90%		11.87%	10.47%
Performance Inception Date						Sep. 27, 2010
Columbia Dividend Opportunity Fund Institutional 3 Class
Prospectus [Line Items]
Average Annual Return, Percent	15.99%		11.96%	10.58%
Performance Inception Date					Nov. 08, 2012
Columbia Dividend Opportunity Fund Class S
Prospectus [Line Items]
Average Annual Return, Percent	15.89%		11.66%	10.23%
Performance Inception Date		Oct. 02, 2024
Columbia Dividend Opportunity Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	8.94%		10.28%	9.55%
Performance Inception Date									Aug. 01, 1988
Columbia Dividend Opportunity Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.96%		8.27%	7.45%
Performance Inception Date									Aug. 01, 1988
Columbia Dividend Opportunity Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.67%		7.83%	7.24%
Performance Inception Date									Aug. 01, 1988
Columbia Dividend Opportunity Fund Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.72%		10.75%	9.37%
Performance Inception Date								Jun. 26, 2000
Columbia Dividend Opportunity Fund Class R
Prospectus [Line Items]
Average Annual Return, Percent	15.29%		11.31%	9.92%
Performance Inception Date							Aug. 01, 2008
Columbia Dividend Opportunity Fund Institutional 2 Class
Prospectus [Line Items]
Average Annual Return, Percent	15.89%		11.91%	10.52%
Performance Inception Date							Aug. 01, 2008